Form N-1A Cover	Dec. 08, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Angel Oak Funds Trust
Entity Central Index Key	0001612930
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 08, 2025
Prospectus Date	Oct. 03, 2025